STEINROE VARIABLE
                                INVESTMENT TRUST

PROSPECTUS MAY 1, 2001, REVISED FEBRUARY 15, 2002


-     Stein Roe Balanced Fund, Variable Series

-     Stein Roe Growth Stock Fund, Variable Series

-     Liberty Federal Securities Fund, Variable Series

-     Stein Roe Money Market Fund, Variable Series

CLASS A AND B SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                   * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                   * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  ------------------------------
   NOT FDIC    MAY LOSE VALUE
              ------------------
   INSURED    NO BANK GUARANTEE
  ------------------------------

                                TABLE OF CONTENTS

THE TRUST                                                                              3
------------------------------------------------------------------------------------
THE FUNDS                                                                              3
------------------------------------------------------------------------------------
      Defining Capitalization.......................................................   3
      Each Fund section contains the following information specific to that Fund:
      Investment Goal, Principal Investment Strategies, Principal
      Investment Risks and Performance History
      Stein Roe Balanced Fund, Variable Series......................................   4
      Stein Roe Growth Stock Fund, Variable Series..................................   7
      Liberty Federal Securities Fund, Variable Series..............................  10
      Stein Roe Money Market Fund, Variable Series..................................  13

TRUST MANAGEMENT ORGANIZATIONS                                                        16
------------------------------------------------------------------------------------
      The Trustees..................................................................  16
      Investment Advisor: Stein Roe & Farnham Incorporated..........................  16
      Investment Sub-Advisor and Portfolio Managers.................................  16
      Rule 12b-1 Plan...............................................................  18
      Mixed and Shared Funding......................................................  18

OTHER INVESTMENT STRATEGIES AND RISKS                                                 19
------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                                  21
------------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                               25
------------------------------------------------------------------------------------
APPENDIX A                                                                            27
------------------------------------------------------------------------------------

THE TRUST
-------------------------------------------------------------------------------

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This Prospectus contains information about four of the Funds in the Trust:

-     Stein Roe Balanced Fund, Variable Series (Balanced Fund)

-     Stein Roe Growth Stock Fund, Variable Series (Growth Stock Fund)

-     Liberty Federal Securities Fund, Variable Series (Federal Securities Fund)

-     Stein Roe Money Market Fund, Variable Series (Money Market Fund)

Other Funds may be added or deleted from time to time. Each Fund, except for the Money Market Fund, offers two classes of shares - Class A and Class B shares. The Money Market Fund offers Class A shares only. Each share class has its own expense structure. This prospectus does not contain Class A shares for the Funds, except for the Money Market Fund.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of Stein Roe & Farnham Incorporated (Stein Roe), the Funds' investment advisor.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

THE FUNDS
-------------------------------------------------------------------------------

DEFINING CAPITALIZATION

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); middle capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, we use capitalization-based categories that are based in part on Standard & Poor's Index Services.

LARGE CAPITALIZATION

Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is a member of the Standard & Poor's 500 Index is considered a large-cap stock.

MIDDLE CAPITALIZATION

Mid-cap stocks are stocks with market capitalizations between $1 billion and the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($10.4 billion as of December 31, 2001). In addition, any stock that is a member of the S&P MidCap Index is considered a mid-cap stock.

SMALL CAPITALIZATION

Small-cap stocks are stocks with market capitalizations equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index ($3.8 billion as of December 31, 2001).

STEIN ROE BALANCED FUND, VARIABLE SERIES
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks high total investment return.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund allocates its investments among common stocks, bonds and cash. The Fund invests primarily in well-established large-cap companies. The portfolio managers may invest in a company because it has a history of steady to improving sales or earnings growth that they believe can be sustained. They also may invest in a company because they believe its stock is priced attractively compared to the value of its assets. The Fund may invest up to 25% of its assets in foreign stocks.

The Fund also invests at least 25% of its assets in bonds. The Fund purchases bonds that are "investment grade" -- that is, within the four highest rating categories assigned by a nationally recognized statistical rating organization. The Fund may invest in unrated bonds if the portfolio managers believe that the securities are investment-grade quality. To select debt securities for the Fund, the portfolio managers consider a bond's expected income together with its potential for price gains or losses.

The portfolio managers set the Fund's asset allocation between stocks, bonds and cash. The portfolio managers may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

The portfolio managers may sell a portfolio holding if the security reaches its price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar, Inc. (Morningstar). The Fund generally is managed in accordance with the Morningstar guidelines for a "Domestic Hybrid" fund. See Appendix A for a description of the Morningstar categories.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the portfolio managers' stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

THE FUNDS  STEIN ROE BALANCED FUND, VARIABLE SERIES

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices.. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS  STEIN ROE BALANCED FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. Because the Class B shares have not completed a full calendar year the bar chart and average annual returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class B shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Brothers Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper Balanced VIT Funds Category Average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
-------------------------------------------------------------------------------

[BAR CHART]

Year
1991               27.93%
1992                7.53%
1993                9.29%
1994               -3.19%
1995               25.47%
1996               15.62%
1997               16.82%
1998               12.54%
1999               12.53%
2000               -1.02%


For the period shown in bar chart: Best quarter:  4th quarter 1998, +12.39%
                                   Worst quarter:  3rd quarter 1998, -6.04%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000

                                              1 YEAR       5 YEARS       10 YEARS
-------------------------------------------------------------------------------
Class A (%)                                    -1.02        11.10          11.95
--------------------------------------------------------------------------------
S&P 500 Index (%)                              -9.10        18.33          17.44
--------------------------------------------------------------------------------
Lehman Brothers Index (%)                      11.85         6.24           8.00
--------------------------------------------------------------------------------
Lipper Average (%)                              2.25        11.32          11.71
--------------------------------------------------------------------------------

STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in the common stocks of large-cap companies. The Fund may invest in any market sector but emphasizes the technology, financial services, health care and global consumer franchise sectors. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, Stein Roe considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

Stein Roe may sell a portfolio holding if the security reaches its price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. Stein Roe may also sell a portfolio holding to fund redemptions.

The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar. For performance comparison purposes, Morningstar places an equity fund in one of nine "categories" based upon guidelines established by Morningstar that examine both a fund's investment methodology and the size of the companies in which the fund invests. Stein Roe generally manages the Fund in accordance with the Morningstar guidelines for a "Large Growth" fund. See Appendix A for a description of the Morningstar categories.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that Stein Roe's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

THE FUNDS  STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES

The Fund's emphasis on certain market sectors may increase volatility in its net asset value. If sectors that the Fund invests in do not perform well, its net asset value could decrease.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS  STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. Because the Class B shares have not completed a full calendar year the bar chart and average annual returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class B shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

[BAR CHART]


Year          Growth Stock Fund
----          -----------------
1991               48.03%
1992                6.63%
1993                4.97%
1994               -6.35%
1995               37.73%
1996               21.28%
1997               32.28%
1998               27.91%
1999               36.94%
2000              -12.02%


For the period shown in bar chart: Best quarter:  4th quarter 1998, +26.43%
                                   Worst quarter:  4th  quarter 2000, -17.18%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000

                                               1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Class A (%)                                    -12.02       19.84        18.11
------------------------------------------------------------------------------
S&P 500 Index (%)                               -9.10       18.33        17.44

THE FUNDS  LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies. Agency securities include debt issued by various agencies as well as mortgage-backed securities.

The Fund may also invest up to 35% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by a private entity. To select investments for the Fund, Stein Roe looks for securities within these sectors that balance the potential for the highest yield and relative value with the prospects for incremental capital appreciation. The Fund may invest in securities rated investment grade (BBB) or higher. The Fund also may invest in unrated securities if Stein Roe believes the security is comparable in quality to a security that is rated at least investment grade.

The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on Stein Roe's judgment of which types of securities will outperform the others. In selecting investments for the Fund, Stein Roe considers a security's expected income together with its potential to rise or fall in price.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its investment goals.

Management risk means that Stein Roe's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS  LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS  LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. Because the Class B shares have not completed a full calendar year the bar chart and average annual returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class B shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. Beginning in 2000, the Fund's benchmark was changed to the Lehman Brothers Intermediate U.S. Government Bond Index (Lehman Government Index), an unmanaged index that tracks the performance of intermediate U.S. government securities. Previously, the Fund's returns were compared to the Lehman Brothers Mortgage-Backed Securities Index (Lehman Mortgage Index), an unmanaged index that tracks the performance of a group of mortgage securities. Stein Roe believes that the Lehman Government Index, because of its greater emphasis on U.S. government bonds, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the Fund are shown compared to the Lehman Government Index, as well as the Fund's previous benchmark, the Lehman Mortgage Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------
[BAR CHART]

Year          Federal Securities Fund
----          -----------------------
1991               14.48%
1992                5.96%
1993                6.26%
1994               -1.57%
1995               15.74%
1996                4.70%
1997                9.04%
1998                6.80%
1999                1.08%
2000               10.83%


For the period shown in bar chart:  Best quarter:  3rd quarter 1991, +5.13%
                                    Worst quarter:  1st quarter 1994, -1.77%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000

                                     1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Class A (%)                           10.83          6.44            7.21
--------------------------------------------------------------------------------
Lehman Government Index (%)           10.47          6.19            7.19
--------------------------------------------------------------------------------
Lehman Mortgage Index (%)             11.16          6.91            7.82
--------------------------------------------------------------------------------

THE FUNDS  STEIN ROE MONEY MARKET FUND, VARIABLE SERIES

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
STEIN ROE MONEY MARKET FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks high current income, consistent with capital preservation and the maintenance of liquidity.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in a diversified portfolio of high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality U.S. dollar-denominated obligations. The Fund invests in the following types of money market securities:

-     Securities issued or guaranteed by the U.S. government or by its agencies;

- Securities issued or guaranteed by the government of any foreign country that have a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency;

- Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches;

- Commercial paper of domestic or foreign issuers, including variable rate demand notes;

- Short-term debt securities having a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency;

-     Repurchase agreements; and

-     Other high-quality short-term obligations.

The Fund invests more than 25% of its total assets in securities of issuers in the financial services industry, including banks and financial companies such as mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions

The Fund seeks to preserve the value of your investment at $1 per share.

Stein Roe generally makes decisions on buying and selling portfolio investments based upon its judgment that the decision will improve the Fund's investment return and further its investment goal. Stein Roe may also be required to sell portfolio investments to fund redemptions.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE FUNDS  STEIN ROE MONEY MARKET FUND, VARIABLE SERIES

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that Stein Roe's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

Interest rate risk is the risk of change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Foreign securities are subject to special risks. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell them at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of an issuer or its assets.

Because of the policy of investing more than 25% of assets in securities of issuers in the financial services industry, the Fund may be affected more adversely than similar funds by changes affecting that industry.

Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

THE FUNDS  STEIN ROE MONEY MARKET FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows the Fund's average annual returns for Class A shares for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------
[BAR CHART]


Year          Money Market Fund
----          -----------------
1991                5.80%
1992                3.47%
1993                2.71%
1994                3.79%
1995                5.62%
1996                5.01%
1997                5.15%
1998                5.12%
1999                4.80%
2000                6.05%


For the period shown in bar chart:  Best quarter:  1st quarter 1991, +1.66%
                                    Worst quarter: 2nd quarter 1993, +0.66%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000

                                        1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Class A (%)                              6.05           5.23            4.75
--------------------------------------------------------------------------------

TRUST MANAGEMENT ORGANIZATIONS
--------------------------------------------------------------------------------

THE TRUSTEES
--------------------------------------------------------------------------------
The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.


INVESTMENT ADVISOR:  STEIN ROE & FARNHAM INCORPORATED
--------------------------------------------------------------------------------
Stein Roe, located at One Financial Center, Boston, Massachusetts 02111, is the Funds' investment advisor. In its duties as investment advisor, Stein Roe runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Stein Roe has been an investment advisor since 1949. As of January 31, 2001, Stein Roe managed over $17 billion in assets.

For the 2000 fiscal year, the Funds paid Stein Roe management and administrative fees at the following combined annual rates of the average daily net assets of each specified Fund:

Stein Roe Balanced Fund, Variable Series                                   0.60%
Stein Roe Growth Stock Fund, Variable Series                               0.65%
Liberty Federal Securities Fund, Variable Series                           0.55%
Stein Roe Money Market Fund, Variable Series                               0.50%

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities, and systems that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are indirect, wholly owned subsidiaries of FleetBoston Financial Corporation (FleetBoston).

AFFILIATED BROKER/DEALER
Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


INVESTMENT SUB-ADVISOR AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
STEIN ROE BALANCED FUND, VARIABLE SERIES.

Effective May 1, 2001, Nordea Securities, Inc. (formerly named Unibank Securities, Inc.) (NSI) was retained by Stein Roe as sub-advisor to manage a portion of the Balanced Fund's foreign securities. Effective January 1, 2002, Nordea Investment Management North America, Inc. (NIMNAI), located at 13-15 West 54th Street, New York, NY 10019, replaces NSI as sub-advisor to the Balanced Fund. The sub-advisory agreement with NIMNAI provides that out of the management fee that Stein Roe receives from the Balanced Fund, Stein Roe shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Fund's assets under management by NIMNAI.

NIMNAI is an indirect wholly owned subsidiary of Nordea AB, NSI's ultimate parent. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of NSI.

Except for its effective date, the sub-advisory agreement with NIMNAI is identical to that previously in effect with NSI. NIMNAI plans to manage and operate its investment management business in substantially the same manner as NSI managed and operated its investment management business. The same personnel who performed

TRUST MANAGEMENT ORGANIZATIONS

investment management functions for the Fund at NSI will continue to perform those functions on behalf of NIMNAI.

Nordea's investment decisions are made by a team. No single individual at Nordea is primarily responsible for making investment decisions with respect to the Balanced Fund.

HARVEY B. HIRSCHHORN, an executive vice president of Stein Roe and chief economist and investment strategist, has managed the Balanced Fund since 1996. Mr. Hirschhorn has been affiliated with and has managed various other funds for Stein Roe since 1973.

STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES.
ERIK P. GUSTAFSON, a senior vice president of Stein Roe, has managed the Growth Stock Fund since 1994. Mr. Gustafson has managed various other Funds and privately managed accounts for Stein Roe since 1992.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES.

LESLIE W. FINNEMORE, a senior vice president of Stein Roe, has co-managed the Federal Securities Fund since June, 2000. Ms. Finnemore has served as manager or co-manager of various other taxable income funds for Stein Roe and its affiliate, Colonial, since 1987.

MICHAEL BISSONNETTE, a senior vice president of Stein Roe, has co-managed the Federal Securities Fund since June, 2000. Mr. Bissonnette has managed various other taxable income funds for Stein Roe and its affiliate, Colonial, since June, 1999. Mr. Bissonnette was a portfolio manager at APAM, Inc. from June, 1998 to June, 1999 and a portfolio manager at Caxton Corporation from July, 1996 to June, 1998. From June, 1993 to June, 1996, Mr. Bissonnette served as a portfolio manager of fixed-income funds and a vice president of Colonial.

ANN T. PETERSON, a vice president of Stein Roe, has co-managed the Federal Securities Fund since June, 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Colonial, an affiliate of Stein Roe.

STEIN ROE MONEY MARKET FUND, VARIABLE SERIES.
JANE M. NAESETH, a senior vice president of Stein Roe, has managed the Money Market Fund since its inception. Ms. Naeseth has managed other Stein Roe funds since 1980 and has been affiliated with Stein Roe since 1977.

TRUST MANAGEMENT ORGANIZATIONS

RULE 12b-1 PLAN
--------------------------------------------------------------------------------
The Funds, other than the Money Market Fund, have adopted a plan under Rule 12b-1 for their Class B shares. The Plan allows the Funds to pay fees for the sale and distribution of their Class B shares. Under the Plan, each Fund pays the distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets attributable to the Funds' Class B shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a distribution fee.


MIXED AND SHARED FUNDING
--------------------------------------------------------------------------------
As described above, the Funds serve as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. One or more of the Funds may from time to time become funding vehicles for VA contracts or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The Funds' principal investment strategies and risks are described under "The Funds - Principal Investment Strategies" and "The Funds - Principal Investment Risks". In seeking to meet their investment goal, the Funds may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. Stein Roe may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Funds achieve their investment goal. The Funds may not always achieve their investment goal. Additional information about the Funds' securities and investment techniques, as well as the Funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goal, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information. Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

FUTURES AND OPTIONS (BALANCED FUND AND FEDERAL SECURITIES FUND)

The Funds may use futures to gain exposure to groups of stocks or individual issuers. The Funds use futures to invest cash pending direct investments in stocks and to enhance their return. They also use futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Funds' fixed-income security holdings. The Funds use options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Investments in futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Funds may lose money if Stein Roe does not correctly anticipate the market movements of those underlying securities.

SHORT SALES (BALANCED FUND AND FEDERAL SECURITIES FUND)

The Funds' short sales are subject to special risks. A short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds.

OTHER INVESTMENT STRATEGIES AND RISKS


TYPES OF MORTGAGE SECURITIES (FEDERAL SECURITIES FUND)

Mortgage securities represent ownership interests in large, diversified pools of individual home mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors. The monthly payments of principal and interest made by homeowners are in turn passed through to the mortgage investor.

The Fund invests in three major sectors of the mortgage securities universe. Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

Collateralized mortgage obligations (CMOs) are backed by either agency or whole loan pass-throughs, which carry either fixed or adjustable rate interest rates. Tailored to meet investor demand, CMOs redirect principal and interest flows, thereby shifting prepayment risk to investors that are most suited to bear such risk. Typically, principal prepayments are paid sequentially to separate "tranches," which create mortgage securities of short-, medium- and long-term maturities. The Fund may buy CMOs of any maturity tranche, depending upon the portfolio manager's judgment regarding which tranche at the time offers the best relative value.

Asset-backed securities are securities backed by various types of loans such as credit card, auto and home-equity loans. The Fund generally invests in "mortgage-related" asset-backed securities, which are backed by residential first and second lien home equity, home improvement and manufactured housing loans.

Commercial mortgage-backed securities are secured by loans to office buildings, multi-family apartment buildings and shopping centers. These loans usually contain prepayment penalties which provide protection from refinancing in a declining interest rate environment.

PORTFOLIO TURNOVER (ALL FUNDS, EXCEPT MONEY MARKET FUND)

There are no limits on portfolio turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, they may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's return.

TEMPORARY DEFENSIVE POSITIONS (ALL FUNDS, EXCEPT MONEY MARKET FUND)

At times, Stein Roe may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The Funds' total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. This information has been derived from the Funds' financial statements which, beginning with the year ended December 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for periods through December 31, 1998 is included in the Funds' financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial highlights.

STEIN ROE BALANCED FUND, VARIABLE SERIES
-------------------------------------------------------------------------------

                                                                Period Ended
                                                                December 31,
                                                                    2000*
                                                                   Class B
-------------------------------------------------------------------------------
 Net asset value --
 Beginning of period ($)                                            16.18
-------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (a)                                           0.25
-------------------------------------------------------------------------------
 Net realized and unrealized loss                                   (0.10)
-------------------------------------------------------------------------------
 Total from Investment Operations                                    0.15
===============================================================================
 Net asset value--
 End of period ($)                                                  16.33
-------------------------------------------------------------------------------
 Total return (b)(c)(d) (%)                                          0.93***
===============================================================================

 RATIOS TO AVERAGE
 NET ASSETS (%):
 Expenses (e)                                                        0.90**
-------------------------------------------------------------------------------
 Net investment income (e)                                           2.57**
-------------------------------------------------------------------------------
 Expenses waived or reimbursed
    by the Distributor(e)                                            0.04**
-------------------------------------------------------------------------------
 Portfolio turnover (%)                                                39***
-------------------------------------------------------------------------------
 Net assets at end of
 period (000) ($)                                                  14,985


(*)   Class B shares were initially offered on June 1, 2000.

(**)  Annualized.

(***) Not annualized.

(a) Per share data was calculated using average shares outstanding during the period.


(b)   Total return at net asset value assuming all distributions reinvested.

(c) Had the distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) Total return figures do not include any insurance company charges. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES
-------------------------------------------------------------------------------

                                                                   Period Ended
                                                                   December 31,
                                                                      2000*
                                                                     Class B
-------------------------------------------------------------------------------
 Net asset value --
 Beginning of period ($)                                             50.85
-------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment loss (a)                                             (0.12)
-------------------------------------------------------------------------------
 Net realized and unrealized loss                                    (6.14)
-------------------------------------------------------------------------------
 Total from Investment Operations                                    (6.26)
===============================================================================
 Net asset value --
 End of period ($)                                                   44.59
-------------------------------------------------------------------------------
 Total return (b)(c) (%)                                            (12.31)**
===============================================================================
 RATIOS TO AVERAGE
 NET ASSETS (%):
 Expenses (d)                                                         0.95***
-------------------------------------------------------------------------------
 Net investment loss (d)                                             (0.43)***
-------------------------------------------------------------------------------
 Portfolio turnover (%)                                                 65**
-------------------------------------------------------------------------------
 Net assets at end of
 period (000) ($)                                                   20,059


(*)   Class B shares were initially offered on June 1, 2000.

(**)  Not annualized.

(***) Annualized.

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) Total return figures do not include any insurance company charges. If included, total return would be reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES
-------------------------------------------------------------------------------

                                                                    Period Ended
                                                                    December 31,
                                                                       2000*
                                                                      Class B
-------------------------------------------------------------------------------
 Net asset value --
 Beginning of period ($)                                                9.87
-------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (a)                                              0.38
-------------------------------------------------------------------------------
 Net realized and unrealized gain                                       0.47
-------------------------------------------------------------------------------
 Total from Investment Operations                                       0.85
===============================================================================
 Net asset value --
 End of period ($)                                                     10.72
-------------------------------------------------------------------------------
 Total return (b)(c) (%)                                                8.61**
===============================================================================
 RATIOS TO AVERAGE
 NET ASSETS (%):
 Expenses (d)                                                           0.87***
-------------------------------------------------------------------------------
 Net investment income (d)                                              6.25***
-------------------------------------------------------------------------------
 Portfolio turnover (%)                                                   43**
-------------------------------------------------------------------------------
 Net assets at end of
 period (000) ($)                                                      7,663


(*)   Class B shares were initially offered on June 1, 2000.

(**)  Not annualized.

(***) Annualized.

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) Total return figures do not include any insurance company charges. If included, total return would be reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

STEIN ROE MONEY MARKET FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                           2000           1999            1998            1997            1996
                                                         CLASS A        CLASS A         CLASS A         CLASS A         CLASS A
 Net asset value --
 Beginning of period ($)                                  1.000          1.000           1.000           1.000           1.000
--------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (a)                                0.059          0.047           0.050           0.050           0.049
--------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

 From net investment income                              (0.059)        (0.047)         (0.050)         (0.050)         (0.049)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                        1.000          1.000           1.000           1.000           1.000
--------------------------------------------------------------------------------------------------------------------------------
 Total return (b)(c) (%)                                  6.05            4.79           5.17            5.18            5.01
================================================================================================================================
 RATIOS TO AVERAGE
 NET ASSETS (%):

 Expenses (d)                                             0.56          0.52(e)          0.62            0.65            0.65
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income (d)                                5.90          4.75(e)          4.99            5.05            4.90
--------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of                                    212,317        170,539         101,340         67,137          65,461
 period (000) ($)


(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) Total return figures do not include any insurance company charges. If included, total return would be reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUNDS CALCULATE NET ASSET VALUE

Each share price is its net asset value next determined. Each Fund determines the net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange
(NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price for that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

SHAREHOLDER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually in the case of each Fund other than Money Market Fund. With respect to the Money Market Fund, the dividends are declared daily and are reinvested monthly in shares of the Money Market Fund at the net asset value per share of $1. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAX CONSEQUENCES

Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Funds, except the Money Market Fund, also offer an additional class of shares, Class A shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

                                   APPENDIX A

                             MORNINGSTAR CATEGORIES

In an effort to distinguish funds by what they own, as well as by their prospectus objectives and styles, Morningstar developed the Morningstar categories. While the prospectus objective identifies a fund's investment goals based on the wording in the fund prospectus, the Morningstar category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings (portfolio statistics and compositions over the past three years). Morningstar may change a fund's category assignment from time to time.

Morningstar places domestic equity funds in a category based on the style and size of the stocks they typically own. The style and size parameters are based on the divisions used in the investment style box: Value, Blend, or Growth style and Small, Mid-Cap, or Large median market capitalization (see "Morningstar Style Box" below for more details on style methodology). By reviewing their investment style over the past three years, Morningstar places domestic equity funds in one of the following nine categories: Large Growth, Large Blend, Large Value, Mid-Cap Growth, Mid-Cap Blend, Mid-Cap Value, Small Growth, Small Blend, and Small Value. Morningstar also includes several other domestic equity categories, including: Specialty Health Care, Specialty Technology, Specialty Utilities, Specialty Communications, Specialty Financials, Specialty Real Estate, Specialty Natural Resources, Convertible Bond, and Domestic Hybrid. The Domestic Hybrid category contains those funds with stock holdings of greater than 20% but less than 70% of the portfolio.

                              MORNINGSTAR STYLE BOX

The style box is a snapshot in time. It identifies the fund's investment style as of a particular date. The Morningstar category is based on style box information from the trailing 36 months. It provides a general picture of the fund's investment style over the past three years.

The Morningstar equity style box is a nine-box matrix that displays both the fund's investment methodology and the size of the companies in which it invests. Set forth below is the nine-box matrix.

          VALUE     BLEND  GROWTH
---------------------------------
LARGE       1         2      3
---------------------------------
MID-CAP     4         5      6
---------------------------------
SMALL       7         8      9
---------------------------------

The equity style box for domestic stock funds comprises two components: MARKET CAPITALIZATION on the vertical axis and VALUATION on the horizontal axis.

APPENDIX A

MARKET CAPITALIZATION: Morningstar ties market cap to the relative movements of the market. The top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large-cap, the next 15% of the 5000 are mid-cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are small-cap.

Morningstar then determines a fund's market cap by ranking the stocks in a fund's portfolio from the largest market-capitalized stock to the smallest, and then calculating the average weighted market capitalization of the stocks in the middle quintile (middle 40th percentile to 60th percentile) of the portfolio. After a fund's market cap has been determined, Morningstar places the fund in the large-cap, mid-cap or small-cap group noted above.

VALUATION: Morningstar categorizes funds by comparing the stocks in their portfolios with the most relevant of the three market cap groups. Specifically, each stock in Morningstar's equities database receives a price-to-earnings (P/E) score and a price-to-book (P/B) score. This is derived by dividing each stock's P/E and P/B by the asset-weighted median P/E and asset-weighted median P/B, respectively, of the stock's market cap group. For example, to calculate the asset-weighted median P/E, Morningstar first ranks the P/E ratios of the stocks in each market-cap group from highest to lowest, then counts down by their market caps until it reaches the 50th percentile of that market-cap group. The P/E ratio attached to that stock is the asset-weighted median P/E. Morningstar does the same to find the asset-weighted median P/B. Next, Morningstar calculates the P/E style box Score and the P/B style box Score for each fund by ranking the stocks in a fund's portfolio by their P/E Scores and P/B Scores, respectively, and then calculating an average weighted P/E score and an average weighted P/B score from the stocks in the middle quintile of each fund's portfolio. These average weighted scores are the P/E style box Score and the P/B style box Score of the fund's portfolio.

For each measure, 1.00 represents the market-cap group average. If the fund has a P/E style box score + P/B style box Score that exceeds 2.25, the fund is categorized as growth. If the combined score falls below 1.75, the fund is categorized as value. Finally, if the score is between 1.75 and 2.25, the fund is categorized as blend.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Funds' Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111
1-800-426-3750

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:  811-05199

-     Stein Roe Balanced Fund, Variable Series

-     Stein Roe Growth Stock Fund, Variable Series

- Liberty Federal Securities Fund, Variable Series (formerly Stein Roe Mortgage Securities Fund, Variable Series)

-     Stein Roe Money Market Fund, Variable Series



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